Note C - Loans and Allowance for Loan Losses (Details) - TDR Loan Modifications (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	$ 12,606	$ 16,954
Residential Portfolio Segment [Member] | Interest Only Payments [Member] | Performing Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	527
Residential Portfolio Segment [Member] | Interest Only Payments [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring		180
Residential Portfolio Segment [Member] | Interest Only Payments [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	527	180
Residential Portfolio Segment [Member] | Rate Reduction [Member] | Performing Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	420	420
Residential Portfolio Segment [Member] | Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	420	420
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied [Member] | Interest Only Payments [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring		675
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied [Member] | Interest Only Payments [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring		675
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied [Member] | Rate Reduction [Member] | Performing Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring		440
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied [Member] | Rate Reduction [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	259
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied [Member] | Rate Reduction [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	259	440
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied [Member] | Maturity Extension at Lower Stated Rate Than Market Rate [Member] | Performing Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	271	191
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied [Member] | Maturity Extension at Lower Stated Rate Than Market Rate [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	271	191
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied [Member] | Reduction of Principal and Interest Payments [Member] | Performing Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring		4,222
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied [Member] | Reduction of Principal and Interest Payments [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring		4,222
Commercial Real Estate Portfolio Segment [Member] | Nonowner Occupied [Member] | Interest Only Payments [Member] | Performing Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	8,450	9,856
Commercial Real Estate Portfolio Segment [Member] | Nonowner Occupied [Member] | Interest Only Payments [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring		300
Commercial Real Estate Portfolio Segment [Member] | Nonowner Occupied [Member] | Interest Only Payments [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	8,450	10,156
Commercial Real Estate Portfolio Segment [Member] | Nonowner Occupied [Member] | Reduction of Principal and Interest Payments [Member] | Performing Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	650	670
Commercial Real Estate Portfolio Segment [Member] | Nonowner Occupied [Member] | Reduction of Principal and Interest Payments [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	650	670
Commercial and Industrial [Member] | Interest Only Payments [Member] | Performing Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	1,811
Commercial and Industrial [Member] | Interest Only Payments [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	1,811
Consumer Portfolio Segment [Member] | Maturity Extension at Lower Stated Rate Than Market Rate [Member] | Home Equity Line of Credit [Member] | Performing Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	218
Consumer Portfolio Segment [Member] | Maturity Extension at Lower Stated Rate Than Market Rate [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	218
Performing Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	12,347	15,799
Nonperforming Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructuring	$ 259	$ 1,155